Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,841	$ 4,998	$ 4,721
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,435	1,408	1,371
Company pension and postretirement contributions	(267)	(215)	(482)
Company pension and postretirement expense	556	391	553
Stock-based compensation expense	276	280	240
Deferred income taxes	395	(146)	(167)
Excess tax benefits from stock-based compensation	(154)	(167)	(92)
Changes in assets and liabilities
Accounts receivable	(58)	(268)	(337)
Inventories	3	(113)	(86)
Accounts payable	9	75	16
Accrued income taxes (current and long-term)	(744)	206	206
Other - net	128	177	(126)
Net cash provided by operating activities	6,420	6,626	5,817
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,461)	(1,493)	(1,665)
Proceeds from sale of PP&E and other assets	33	135	128
Acquisitions, net of cash acquired	(2,914)	(94)
Purchases of marketable securities and investments	(652)	(1,280)	(4,040)
Proceeds from maturities and sale of marketable securities and investments	1,952	2,034	4,667
Proceeds from sale of businesses	123		8
Other investing	102	102	46
Net cash used in investing activities	(2,817)	(596)	(856)
Cash Flows from Financing Activities
Change in short-term debt - net	860	27	(2)
Repayment of debt (maturities greater than 90 days)	(800)	(1,625)	(859)
Proceeds from debt (maturities greater than 90 days)	3,422	2,608	824
Purchases of treasury stock	(5,238)	(5,652)	(5,212)
Proceeds from issuance of treasury stock pursuant to stock option and benefit plans	635	968	1,609
Dividends paid to shareholders	(2,561)	(2,216)	(1,730)
Excess tax benefits from stock-based compensation	154	167	92
Purchase of noncontrolling interest		(861)
Other - net	(120)	(19)	32
Net cash used in financing activities	(3,648)	(6,603)	(5,246)
Effect of exchange rate changes on cash and cash equivalents	(54)	(111)	(17)
Net increase (decrease) in cash and cash equivalents	(99)	(684)	(302)
Cash and cash equivalents at beginning of year	1,897	2,581	2,883
Cash and cash equivalents at end of period	$ 1,798	$ 1,897	$ 2,581